Unaudited Interim Condensed Consolidated Statements of Changes in Equity	Number of outstanding shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Shareholders’ equity MYR (RM)	Shareholders’ equity USD ($)	Non- controlling interest MYR (RM)	Non- controlling interest USD ($)	MYR (RM) shares	USD ($) shares
Balance (in Dollars)		RM 1,145,780		RM 3,280,388		RM 5,439,549		RM 9,865,717		RM 352,974		RM 10,218,691
Balance at Dec. 31, 2023		1,145,780		3,280,388		5,439,549		9,865,717		352,974		10,218,691
Balance (in Shares) at Dec. 31, 2023 | shares	10,800,000
Net profit for the period						1,864,585		1,864,585		57,514		1,922,099
Balance at Jun. 30, 2024		1,145,780	$ 242,894	3,280,388	$ 695,410	7,304,134	$ 1,548,405	11,730,302	$ 2,486,709	410,488	$ 87,019	12,140,790	$ 2,573,728
Balance (in Shares) at Jun. 30, 2024 | shares	10,800,000
Balance at Dec. 31, 2023		1,145,780		3,280,388		5,439,549		9,865,717		352,974		10,218,691
Balance (in Shares) at Dec. 31, 2023 | shares	10,800,000
Issuance of shares
Balance at Dec. 31, 2024		1,145,780		3,280,388		12,365,963		16,792,131		592,070		RM 17,384,201
Balance (in Shares) at Dec. 31, 2024 | shares	10,800,000											12,550,000	12,550,000
Balance (in Dollars)		1,145,780	242,894	3,280,388	695,410	7,304,134	1,548,405	11,730,302	2,486,709	410,488	87,019	RM 12,140,790	$ 2,573,728
Balance at Jun. 30, 2024		1,145,780	242,894	3,280,388	695,410	7,304,134	1,548,405	11,730,302	2,486,709	410,488	87,019	12,140,790	$ 2,573,728
Balance (in Shares) at Jun. 30, 2024 | shares	10,800,000
Net profit for the period						5,061,829		5,061,829		181,582		5,243,411
Balance at Dec. 31, 2024		1,145,780		3,280,388		12,365,963		16,792,131		592,070		RM 17,384,201
Balance (in Shares) at Dec. 31, 2024 | shares	10,800,000											12,550,000	12,550,000
Balance (in Dollars)		1,145,780		3,280,388		12,365,963		16,792,131		592,070		RM 17,384,201
Issuance of shares		30,898,700						30,898,700				30,898,700
Issuance of shares (in Shares) | shares	1,750,000
Net profit for the period						7,766,490		7,766,490		84,379		7,850,869	$ 1,863,620
Balance at Jun. 30, 2025		32,044,480	7,606,637	3,280,388	778,690	20,132,453	4,778,991	55,457,321	13,164,318	676,449	160,574	RM 56,133,770	$ 13,324,892
Balance (in Shares) at Jun. 30, 2025 | shares	12,550,000											12,550,000	12,550,000
Balance (in Dollars)		RM 32,044,480	$ 7,606,637	RM 3,280,388	$ 778,690	RM 20,132,453	$ 4,778,991	RM 55,457,321	$ 13,164,318	RM 676,449	$ 160,574	RM 56,133,770	$ 13,324,892